Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalent	$ 13,389,570	$ 591,634	$ 57,053
Accounts receivable, net	4,496,715	679,061	1,079,166
Inventory, net	5,514,530	3,373,033	1,763,880
Prepaid media spend	650,000	249,000
Prepaid expenses and other current assets	2,788,263	529,230	959,310
Total current assets	26,839,078	5,421,958	3,859,409
Property and equipment, net	6,668,675	6,845,132	7,135,569
Goodwill	8,450,000	8,450,000	8,450,000
Intangible asset, net	4,664,942	4,962,834
Prepaid media spend, net of current portion	268,295	498,662
Other assets	34,800	58,545
TOTAL ASSETS	46,925,790	26,237,131	19,444,978
CURRENT LIABILITIES
Accounts payable	3,482,170	3,839,384	3,109,460
Accrued expenses	687,934	1,710,384	1,427,658
Line of credit	3,500,000	3,500,000	3,500,000
Current portion of long-term debt	3,445,495	22,649,995	2,558,122
Total current liabilities	11,115,599	31,699,763	10,595,240
Long-term debt, net of current portion	154,335	3,874,235	14,664,216
Financing obligation - related party operating lease	7,500,000
Warrant liability	167,875
TOTAL LIABILITIES	18,937,809	35,573,998	25,259,456
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock - $0.0001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock
Additional paid-in-capital	100,140,208	42,783,367
Accumulated deficit	(72,154,199)	(52,121,249)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	27,987,981	(9,336,867)	(5,814,478)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	46,925,790	26,237,131	$ 19,444,978
Common Class A [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock	822
Class V Common Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock	$ 1,150	$ 1,015